Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Undrawn credit commitments
Letters of credit and guarantees	$ 14,746	$ 15,150	$ 15,804
Letters of credit and guarantees, percentage change from prior period	(3.00%)
Letters of credit and guarantees, percentage change from same period of prior year	(7.00%)
Commitments to extend credit	$ 175,794	176,002	176,242
Other	$ 158	188	431
Other, percentage change from prior period	(16.00%)
Other, percentage change from same period of prior year	(63.00%)
Total undrawn credit commitments	$ 190,698	191,340	192,477
Total undrawn credit commitments, percentage change from same period of prior year	(1.00%)
Commitments to customers, which had not yet been accepted	$ 5,200	$ 5,000	$ 5,500